Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitment, Contingency And Related Party Transactions [Abstract]
Related party transaction, expenses from transactions with related party	$ 80	$ 80	$ 18
Related party transaction, revenues from transactions with related party		$ 500